FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 1, 2021

Filed Via EDGAR (CIK #0000912291)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

            RE:      Franklin Real Estate Securities Trust (Registrant)

            File Nos. 033-69048 and 811-08034

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

The Amendment is being filed to reflect: (i) a change to a new investment manager; (ii) a change to the Fund’s classification as a “diversified” fund to a “non-diversified” fund, as approved by the Fund’s shareholders (iii) added “manager of managers” structure language and (iv) fundamental investment restriction language regarding investments in commodities.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Please direct any comments or questions regarding this filing to Amy Fitzsimmons, Esq. at (215) 564-8711 or to Kristin Ives, Esq. at (215) 564-8037.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/sg